UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS

July 31, 2005 (Unaudited)




                                                     Value
LSV VALUE EQUITY FUND                 Shares         (000)
-----------------------------------------------------------------

COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (2.8%)
   Goodrich                             85,900    $      3,800
   Northrop Grumman                    236,400          13,109
   Textron                              92,800           6,883
                                                  ------------
                                                        23,792
                                                  ------------
AGRICULTURAL OPERATIONS (0.9%)
   Archer-Daniels-Midland              318,000           7,295
                                                  ------------
AIRCRAFT (0.6%)
   Alaska Air Group*                   101,500           3,550
   ExpressJet Holdings*                191,600           1,983
                                                  ------------
                                                         5,533
                                                  ------------
APPAREL/TEXTILES (0.4%)
   VF                                   52,000           3,070
                                                  ------------
AUTOMOTIVE (2.7%)
   Autoliv                             116,800           5,203
   Ford Motor                          462,300           4,965
   Goodyear Tire & Rubber*             539,500           9,393
   Navistar International*              91,700           3,132
                                                  ------------
                                                        22,693
                                                  ------------
BANKS (11.7%)
   AmSouth Bancorp                     117,600           3,282
   Astoria Financial                    95,850           2,678
   Bank of America                     442,400          19,289
   Comerica                            184,200          11,255
   Huntington Bancshares                90,100           2,247
   JPMorgan Chase                      364,100          12,794
   Keycorp                             254,100           8,700
   National City                       100,900           3,724
   North Fork Bancorporation            58,200           1,594
   Popular                              94,400           2,436
   Regions Financial                    90,900           3,058
   UnionBanCal                          52,800           3,767
   US Bancorp                          244,600           7,353
   Wachovia                            169,700           8,549
   Washington Mutual                   225,300           9,571
                                                  ------------
                                                       100,297
                                                  ------------
BUILDING & CONSTRUCTION (2.1%)
   KB Home                              52,800           4,325
   Lafarge North America                49,400           3,447
   Masco                                96,000           3,255
   NVR*                                  4,400           4,127
   Walter Industries                    66,000           2,938
                                                  ------------
                                                        18,092
                                                  ------------
CHEMICALS (2.6%)
   Eastman Chemical                    154,800           8,574
   FMC*                                 49,700           3,006
   Lubrizol                             73,500           3,234
   OM Group*                            87,900           2,060
   PPG Industries                       84,500           5,495
                                                  ------------
                                                        22,369
                                                  ------------
COMMERCIAL SERVICES (1.0%)
   Convergys*                          147,500           2,146
   Sabre Holdings, Cl A                328,600           6,309
                                                  ------------
                                                         8,455
                                                  ------------
COMPUTERS & SERVICES (5.3%)
   Computer Sciences*                   69,700           3,191
   Hewlett-Packard                     852,800          20,996
   Reynolds & Reynolds, Cl A           147,400           4,124
   Sybase*                             285,500           6,076
   United Online                       344,600           3,966

                                                     Value
LSV VALUE EQUITY FUND                 Shares         (000)
-----------------------------------------------------------------
COMPUTERS & SERVICES (CONTINUED)
   Western Digital*                    455,900    $      6,834
                                                  ------------
                                                        45,187
                                                  ------------
CONSUMER DISCRETIONARY (0.4%)
   Energizer Holdings*                  56,600           3,617
                                                  ------------
DIVERSIFIED MANUFACTURING (1.3%)
   Teleflex                            127,000           8,424
   Tredegar                            149,400           2,407
                                                  ------------
                                                        10,831
                                                  ------------
ELECTRICAL SERVICES (4.3%)
   American Electric Power             336,200          13,011
   Edison International                  5,600             229
   Northeast Utilities                  30,800             665
   OGE Energy                           64,500           1,959
   PNM Resources                           100               3
   Sempra Energy                        66,500           2,826
   TXU                                 115,600          10,016
   Xcel Energy                         400,400           7,772
                                                  ------------
                                                        36,481
                                                  ------------
FINANCIAL SERVICES (8.3%)
   AG Edwards                          128,500           5,693
   Bear Stearns                         42,300           4,319
   CIT Group                           243,600          10,753
   Citigroup                           546,800          23,786
   Countrywide Credit Industry         103,400           3,722
   Freddie Mac                          46,800           2,962
   Lehman Brothers Holdings            111,000          11,669
   Morgan Stanley                      158,500           8,408
                                                  ------------
                                                        71,312
                                                  ------------
FOOD, BEVERAGE & TOBACCO (2.2%)
   Altria Group                        116,400           7,794
   Corn Products International          19,500             470
   Molson Coors Brewing, Cl B           16,300           1,022
   PepsiAmericas                       132,500           3,416
   Supervalu                            94,100           3,331
   Tyson Foods, Cl A                   166,800           3,109
                                                  ------------
                                                        19,142
                                                  ------------
GAS/NATURAL GAS (0.4%)
   Nicor                                74,800           3,053
                                                  ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.3%)
   Maytag                              100,700           1,699
   Whirlpool                           122,900           9,829
                                                  ------------
                                                        11,528
                                                  ------------
INSURANCE (12.7%)
   Allstate                            262,100          16,056
   American Financial Group             87,400           2,958
   AmerUs Group                         64,700           3,337
   AON                                 198,500           5,050
   Cigna                                32,700           3,491
   Cincinnati Financial                 79,695           3,285
   Hartford Financial Services
   Group                               135,000          10,877
   Jefferson-Pilot                      86,100           4,320
   Lincoln National                     81,500           3,936
   Loews                                63,800           5,336
   MBIA                                105,700           6,420
   Metlife                              77,600           3,813
   Old Republic International          120,700           3,170
   Principal Financial Group           289,000          12,702
   Prudential Financial                157,200          10,517
   Safeco                               92,200           5,065
   St. Paul Travelers                   79,300           3,491
   Stancorp Financial Group             26,100           2,253

                                                     Value
LSV VALUE EQUITY FUND                 Shares         (000)
-----------------------------------------------------------------
INSURANCE (CONTINUED)
   Torchmark                            57,400    $      3,000
                                                  ------------
                                                       109,077
                                                  ------------
LEASING & RENTING (0.5%)
   Ryder System                         43,200           1,684
   United Rentals*                     161,000           2,995
                                                  ------------
                                                         4,679
                                                  ------------
LUMBER & WOOD PRODUCTS (0.5%)
   Georgia-Pacific                     120,100           4,101
                                                  ------------
MACHINERY (1.7%)
   Albany International, Cl A          119,800           4,198
   Cummins                              44,800           3,828
   Johnson Controls                     53,400           3,067
   Stanley Works                        49,400           2,417
   Tecumseh Products, Cl A              32,900             987
                                                  ------------
                                                        14,497
                                                  ------------
PETROLEUM & FUEL PRODUCTS (15.5%)
   Amerada Hess                         81,000           9,547
   Anadarko Petroleum                  160,400          14,171
   Chevron                             361,600          20,977
   ConocoPhillips                      264,800          16,574
   Exxon Mobil                         622,900          36,595
   Marathon Oil                        140,300           8,188
   Occidental Petroleum                 88,100           7,249
   Sunoco                               82,900          10,423
   Tesoro*                              86,500           4,171
   Unocal                               82,300           5,337
                                                  ------------
                                                       133,232
                                                  ------------
PHARMACEUTICALS (6.3%)
   Alpharma                             94,300           1,324
   King Pharmaceuticals*               217,400           2,424
   Merck                               584,800          18,164
   Pfizer                            1,224,600          32,452
                                                  ------------
                                                        54,364
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.7%)
   Eastman Kodak                       235,000           6,284
                                                  ------------
PRINTING & PUBLISHING (0.2%)
   American Greetings, Cl A             51,000           1,297
                                                  ------------
RAILROADS (1.0%)
   Burlington Northern Santa Fe        158,700           8,609
                                                  ------------
RETAIL (4.1%)
   Albertson's                         137,800           2,937
   Barnes & Noble*                      69,000           2,830
   BJ's Wholesale Club*                 97,900           3,122
   Darden Restaurants                  106,800           3,706
   Federated Department Stores         127,400           9,666
   GameStop, Cl B*                      11,546             369
   Jack in the Box*                     50,800           1,933
   Ltd. Brands                         316,800           7,724
   Safeway                             132,300           3,215
                                                  ------------
                                                        35,502
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS (0.3%)
   Fairchild Semiconductor
      International*                   140,800           2,374
   Freescale Semiconductor, Cl B*       18,417             474
                                                  ------------
                                                         2,848
                                                  ------------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                     50,500           2,404
                                                  ------------

                                    Shares/
                                  Face Amount        Value
LSV VALUE EQUITY FUND                (000)           (000)
-----------------------------------------------------------------
STEEL & STEEL WORKS (0.6%)
   Steel Dynamics                       59,500  $        1,913
   United States Steel                  80,200           3,421
                                                  ------------
                                                         5,334
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS (5.6%)
   AT&T                                260,800           5,164
   BellSouth                           135,200           3,732
   CenturyTel                          250,900           8,623
   Motorola                            402,700           8,529
   Verizon Communications              644,880          22,074
                                                  ------------
                                                        48,122
                                                  ------------
TRUCKING (0.8%)
   Arkansas Best                       103,500           3,550
   Swift Transportation*               145,900           3,208
                                                  ------------
                                                         6,758
                                                  ------------
TOTAL COMMON STOCK
   (Cost $735,149)                                     849,855
                                                  ------------
WARRANTS (0.0%)
   Washington Mutual(A)*
      Expires 11/22/05                  25,900               4
                                                  ------------
TOTAL WARRANTS
   (Cost $0)                                                 4
                                                  ------------
REPURCHASE AGREEMENT (0.9%)
  Morgan Stanley
     3.000%, dated 07/29/05, to
    be repurchased on 08/01/05,
    repurchase price $7,573,566
    (collateralized by U.S.
    Treasury Note, par value
    $7,552,667, 6.000%,
    02/15/26; with total market
    value $7,723,106)                   $7,572           7,572
                                                  ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,572)                                         7,572
                                                  ------------
TOTAL INVESTMENTS (100.0%)
   (Cost $742,721)+                               $    857,431
                                                  ============

         Percentages are based on Net Assets of $857,228 (000).

    *    Non-income producing security.

   (A) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

   Cl    Class

    +    At July 31,  2005,  the tax basis  cost of the Fund's  investments  was
         $742,721,  and  the  unrealized   appreciation  and  depreciation  were
         $131,242 and $(16,532), respectively (000).

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



                                                                 LSV-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.